Document And Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	First Advantage Bancorp
Entity Central Index Key	0001404306
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 40.27
Entity Common Stock, Shares Outstanding	4,406,535
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011